Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Significant Accounting Policies [Line Items]
Materiality threshold for leased assets	$ 250,000
Tangible assets	2,592,000,000	$ 3,381,000,000	$ 3,742,000,000
Impairment and derecognition of tangible assets	505,000,000	104,000,000	288,000,000
Goodwill	116,000,000	116,000,000	127,000,000
Impairment of goodwill	0	0	9,000,000
Deferred tax assets	105,000,000	0	4,000,000
Deferred tax liabilities	241,000,000	315,000,000	363,000,000
Taxation liability	72,000,000	60,000,000	53,000,000
Taxation asset	10,000,000	6,000,000	3,000,000
Rehabilitation obligations	730,000,000	637,000,000	724,000,000
Inventories (excluding finished goods and mine operating supplies)	377,000,000	404,000,000	424,000,000
Receivables from recoverable tax, rebates, levies and duties	227,000,000	194,000,000	174,000,000
Post-retirement obligations	100,000,000	100,000,000	122,000,000
Contingent liability disclosure threshold amount	$ 18,000,000
Motor vehicles
Significant Accounting Policies [Line Items]
Useful life of tangible assets	5 years
Computer equipment
Significant Accounting Policies [Line Items]
Useful life of tangible assets	3 years
Provision for silicosis settlement total
Significant Accounting Policies [Line Items]
Silicosis provision	$ 65,000,000	63,000,000	63,000,000
Tax losses
Significant Accounting Policies [Line Items]
Deferred tax assets	$ 389,000,000	$ 501,000,000	$ 470,000,000